Group - Statement of Cash Flows - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Cash flows from operating activities
Cash generated from operations		$ 3,796	$ 2,050
Dividends received from joint ventures		190	18
Taxation paid		(845)	(325)
Net cash inflow from operating activities		3,141	1,743
Cash flows from investing activities
Capital expenditure on tangible and intangible assets		(915)	(653)
Proceeds from disposal of tangible assets		1	0
Proceeds from disposal of subsidiary, net of cash disposed		9	25
Contingent consideration received		19	19
Other investments and assets acquired	[1]	(67)	(3)
(Increase) decrease in cash restricted for use		(2)	7
Interest received		53	45
Repayment of loans advanced to joint ventures		66	77
Net cash outflow from investing activities		(836)	(483)
Cash flows from financing activities
Proceeds from borrowings		199	285	$ 285
Repayment of borrowings		(650)	(180)	(245)
Repayment of lease liabilities		(45)	(46)	(92)
Finance costs - borrowings		(61)	(54)	(164)
Finance costs - leases		(9)	(8)	(17)
Other borrowing costs		(3)	0
Dividends paid to external shareholders and distributions to non-controlling interests		(1,853)	(639)
Net cash outflow from financing activities		(2,422)	(642)
Net (decrease) increase in cash and cash equivalents		(117)	618
Translation		4	(9)
Reclassification to disposal group held for sale		0	(20)
Cash and cash equivalents at beginning of period (net of bank overdraft)		2,882	1,397	1,397
Cash and cash equivalents at end of period (net of bank overdraft)		$ 2,769	$ 1,986	$ 2,882

[1]	This relates to the purchase of shares in Gold X2 Mining Inc. and Thesis Gold & Silver Inc.